UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	655 Third Avenue
		19th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, December 31, 2002

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $212,689

List of Other Included Managers:	None

No.13F File Number		Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Incorporated             COM              00817Y108     7193   174920 SH       SOLE                    78480             96440
Air Products & Chemicals       COM              009158106     5579   130510 SH       SOLE                    60050             70460
American International Group   COM              026874107     3237    55960 SH       SOLE                    25320             30640
Bank of America                COM              060505104     5108    73420 SH       SOLE                    33670             39750
Barr Laboratories              COM              068306109     2509    38540 SH       SOLE                    16840             21700
Black & Decker                 COM              091797100     4928   114900 SH       SOLE                    53600             61300
Burlington Resources           COM              122014103     6663   156230 SH       SOLE                    69230             87000
Canadian National Railway      COM              136375102     5230   125845 SH       SOLE                    51825             74020
Chevron Texaco Corp.           COM              166764100     4094    61580 SH       SOLE                    28835             32745
Cisco Systems                  COM              17275R102     2166   165370 SH       SOLE                    74170             91200
Citigroup Inc.                 COM              172967101     6914   196470 SH       SOLE                    89620            106850
Compass Bancshares             COM              20449H109     6098   195000 SH       SOLE                    88280            106720
Computer Sciences Corp.        COM              205363104     2385    69230 SH       SOLE                    31630             37600
Dell Corporation               COM              247025109     6701   250610 SH       SOLE                   113710            136900
Devon Energy                   COM              25179m103     4656   101430 SH       SOLE                    45570             55860
EMC Corporation                COM              268648102     2293   373390 SH       SOLE                   169490            203900
Emerson Electric               COM              291011104     3411    67080 SH       SOLE                    32980             34100
Exxon Mobil Corp.              COM              30231G102     4988   142750 SH       SOLE                    65480             77270
Fannie Mae                     COM              313586109      356     5531 SH       SOLE                     3000              2531
Federated Investors            COM              314211103     4976   196140 SH       SOLE                    90900            105240
First Virginia Bank            COM              337477103     3505    94150 SH       SOLE                    42050             52100
Freddie Mac                    COM              313400301     6324   107100 SH       SOLE                    46500             60600
General Electric               COM              369604103     4429   181898 SH       SOLE                    82048             99850
Greenpoint Financial           COM              395384100     6691   148107 SH       SOLE                    70510             77597
Home Depot                     COM              437076102     2890   120320 SH       SOLE                    59670             60650
Kinder Morgan Energy           COM              494550106      305     8710 SH       SOLE                     8710
Kinder Morgan Inc.             COM              49455P101     6172   146010 SH       SOLE                    60840             85170
King Pharmaceuticals           COM              495582108     2388   138930 SH       SOLE                    61250             77680
Laboratory Corp. hld com new   COM              50540R409     7282   313340 SH       SOLE                   146030            167310
Liberty Media Group            COM              530718105     1067   119300 SH       SOLE                      500            118800
MBIA                           COM              55262C100     4736   107980 SH       SOLE                    50080             57900
Marsh & McLennan               COM              571748102     6385   138180 SH       SOLE                    61540             76640
Meadwestvaco                   COM              583334107     3293   133280 SH       SOLE                    64850             68430
Mylan Laboratories             COM              628530107     2540    72790 SH       SOLE                    32600             40190
Ocean Energy                   COM              67481E106     3357   168120 SH       SOLE                    74620             93500
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     7098   168120 SH       SOLE                    83080             85040
Pfizer Inc.                    COM              717081103     3523   115230 SH       SOLE                    52180             63050
Praxair Inc.                   COM              74005P104     6012   104060 SH       SOLE                    48960             55100
Prudential                     COM              744320102     7464   235160 SH       SOLE                   105380            129780
SPX Corp.                      COM              784635104     4189   111860 SH       SOLE                    48880             62980
Sovereign Bancorp Inc.         COM              845905108     6513   463590 SH       SOLE                   200930            262660
Sun Microsystems               COM              866810104     2287   735500 SH       SOLE                   331180            404320
Transocean, Inc.               COM              G90078109     4501   193990 SH       SOLE                    95870             98120
United Technologies            COM              913017109     5386    86954 SH       SOLE                    38930             48024
Washington Mutual              COM              939322103     6104   176785 SH       SOLE                    81660             95125
Wellpoint Health Network       COM              94973H108     3335    46860 SH       SOLE                    20710             26150
XL Capital Ltd.                COM              G98255105     5428    70262 SH       SOLE                    30700             39562